Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue	¥ 266,250	¥ 342,506	¥ 337,310
Cost of revenues	(194,991)	(213,578)	(206,454)
Gross profit	71,259	128,928	130,856
Operating expenses and income
Selling and marketing expenses	(3,056)	(3,101)	(6,383)
General and administrative expenses	(57,981)	(54,584)	(46,901)
Government grants	406	2,032	584
Allowance for credit losses	(52,035)	(9)	(14)
Net operating expenses	(112,666)	(55,662)	(52,714)
Income/(loss) from operations	(41,407)	73,266	78,142
Other income (expenses):
Interest income	1,454	1,422	1,128
Interest expense	(6,373)	(9,546)	(9,545)
Foreign currency exchange loss, net		(55)	(922)
Others, net	900	762	3,641
Income before income taxes	(45,426)	65,849	72,444
Income tax expenses/(credit)	867	(20,112)	(14,924)
Net income from continuing operations	(44,559)	45,737	57,520
Discontinued Operations
Loss from discontinued operations	(37,260)	(14,616)	(4,827)
Gain on disposal of discontinued operations	11,176	7,285
Net income/(loss)	(70,643)	38,406	52,693
Less: Net income attributable to non-controlling interests	1,546	1,081
Net income/(loss) attributable to First High-school Education Group Co., Ltd.	(72,189)	37,325	52,693
Comprehensive Income
Income/(loss) from continuing operations	(44,559)	45,737	57,520
Other comprehensive income: foreign currency translation	406	1,968	318
Comprehensive income/(loss)- continued operations	(44,153)	47,705	57,838
Comprehensive loss - discontinued operations	(26,084)	(7,331)	(4,827)
Comprehensive Income/(loss)	(70,237)	40,374	53,011
Comprehensive income attributable to non-controlling interests	1,546	1,081
Comprehensive income/(loss) attribute to First High-school Education Group Co., Ltd.	¥ (71,783)	¥ 39,293	¥ 53,011
Earnings per share:
Basic earnings/(loss) per share from continued operation (in Yuan Renminbi per share)	¥ (0.53)	¥ 0.55	¥ 0.69
Basic loss per share from discontinued operation (in Yuan Renminbi per share)	(0.3)	(0.08)	(0.06)
Diluted Earnings per share:
Diluted earnings/(loss) per share from continued operation (in Yuan Renminbi per share)	(0.5)	0.52	0.67
Diluted earnings (loss) per share from discontinued operation (in Yuan Renminbi per share)	¥ (0.28)	¥ (0.08)	¥ (0.06)
Weighted average number of ordinary share outstanding
Basic (in Shares)	86,838,700	86,838,700	83,925,002
Diluted (in Shares)	92,388,700	92,388,700	85,775,002